Quarterly Holdings Report
for
Fidelity® Strategic Real Return Fund
June 30, 2025
RRS-NPRT3-0825
1.833432.119
Asset-Backed Securities - 0.6%
	Principal Amount (a)	Value ($)
GRAND CAYMAN (UK OVERSEAS TER) - 0.0%
Crest Clarendon Street Ltd Series 2002, 3 month U.S. LIBOR + 0.47%, 6.0632% 12/28/2035 (b)(c)(d)(e)	500,000	0
UNITED STATES - 0.6%
American Homes 4 Rent Series 2015-SFR2 Class XS, 0% 10/17/2052 (b)(d)(e)(f)	131,584	1
Digitalbridge Issuer LLC / Digitalbridge Co-Issuer LLC Series 2021-1A Class A2, 3.933% 9/25/2051 (b)	85,000	82,773
Home Partners of America Trust Series 2021-1 Class F, 3.325% 9/17/2041 (b)	83,133	70,400
Home Partners of America Trust Series 2021-2 Class G, 4.505% 12/17/2026 (b)	181,424	175,464
New Residential Mortgage Loan Trust Series 2022-SFR2 Class E1, 4% 9/4/2039 (b)	100,000	95,409
Progress Residential Trust Series 2021-SFR6 Class F, 3.422% 7/17/2038 (b)	100,000	98,036
Progress Residential Trust Series 2022-SFR2 Class E2, 4.8% 4/17/2027 (b)	100,000	97,093
Progress Residential Trust Series 2022-SFR3 Class F, 6.6% 4/17/2039 (b)	250,000	249,133
Progress Residential Trust Series 2022-SFR4 Class E1, 6.121% 5/17/2041 (b)	221,000	221,625
Progress Residential Trust Series 2022-SFR5 Class E1, 6.618% 6/17/2039 (b)	201,000	201,427
Progress Residential Trust Series 2022-SFR5 Class E2, 6.863% 6/17/2039 (b)	336,000	336,682
Retained Vantage Data Ctrs Issuer LLC / Vantage Data Ctrs CDA Qc4 Ltd Partnership Series 2024-1A Class B, 5.775% 9/15/2049 (b)	121,000	121,108
Starwood Mortgage Residential Trust Series 2022-SFR3 Class F, CME Term SOFR 1 month Index + 4.5%, 8.8118% 5/17/2039 (b)(c)(d)	500,000	500,003
Tricon Residential Trust Series 2022-SFR1 Class E1, 5.344% 4/17/2039 (b)	238,000	236,363
Tricon Residential Trust Series 2022-SFR1 Class E2, 5.739% 4/17/2039 (b)	295,000	293,973
TOTAL UNITED STATES		2,779,490
TOTAL ASSET-BACKED SECURITIES (Cost $3,374,975)		2,779,490

Commercial Mortgage Securities - 4.4%
	Principal Amount (a)	Value ($)
UNITED STATES - 4.4%
BAMLL Commercial Mortgage Securities Trust Series 2021-JACX Class E, CME Term SOFR 1 month Index + 3.8645%, 8.1765% 9/15/2038 (b)(c)(d)	106,000	92,954
BANK Series 2020-BN30 Class MCDG, 3.0155% 12/15/2053 (d)	264,000	127,037
BANK Series 2021-BN35 Class A5, 2.285% 6/15/2064	134,000	116,134
BANK Series 2021-BN38 Class C, 3.3252% 12/15/2064 (d)	554,000	457,208
BANK Series 2022-BNK41 Class C, 3.916% 4/15/2065 (d)	567,000	469,336
BANK Series 2022-BNK42 Class C, 4.7228% 6/15/2055 (d)	500,000	460,161
BANK Series 2022-BNK42 Class D, 2.5% 6/15/2055 (b)	180,000	133,685
BANK Series 2022-BNK42 Class E, 2.5% 6/15/2055 (b)(e)	141,000	97,715
BANK Series 2022-BNK44 Class A5, 5.9353% 11/15/2055 (d)	100,000	104,948
BBCMS Mortgage Trust Series 2020-C7 Class C, 3.6999% 4/15/2053 (d)	500,000	426,789
BBCMS Mortgage Trust Series 2022-C15 Class A5, 3.662% 4/15/2055	178,000	163,346
BBCMS Mortgage Trust Series 2022-C16 Class C, 4.6% 6/15/2055 (d)	750,000	638,457
BBCMS Mortgage Trust Series 2022-C17 Class D, 2.5% 9/15/2055 (b)	163,000	119,511
Benchmark Mortgage Trust Series 2020-B18 Class AGNG, 4.5348% 7/15/2053 (b)(d)	63,000	62,112
Benchmark Mortgage Trust Series 2020-IG2 Class D, 3.3608% 9/15/2048 (b)(d)(e)	417,000	182,733
Benchmark Mortgage Trust Series 2022-B36 Class A5, 4.4699% 7/15/2055	100,000	97,326
Benchmark Mortgage Trust Series 2022-B36 Class D, 2.5% 7/15/2055 (b)	250,000	174,808
BFLD Commercial Mortgage Trust Series 2024-UNIV Class D, CME Term SOFR 1 month Index + 2.6909%, 7.0027% 11/15/2041 (b)(c)(d)	84,000	84,105
BMO Mortgage Trust Series 2022-C1 Class 360D, 4.0699% 2/17/2055 (b)(d)(e)	84,000	66,964
BMO Mortgage Trust Series 2022-C1 Class 360E, 3.9387% 2/17/2055 (b)(d)(e)	105,000	79,246
BMO Mortgage Trust Series 2023-C5 Class B, 6.695% 6/15/2056 (d)	250,000	267,049
BPR Commercial Mortgage Trust Series 2024-PARK Class C, 6.1833% 11/5/2039 (b)(d)	100,000	101,429
BPR Trust Series 2024-PMDW Class D, 5.85% 11/5/2041 (b)(d)	56,000	54,445
BX Commercial Mortgage Trust 2020-VIVA Series 2020-VIVA Class E, 3.667% 3/11/2044 (b)(d)	789,000	705,128
BX Commercial Mortgage Trust 2024-VLT5 Series 2024-VLT5 Class B, 5.9949% 11/13/2046 (b)(d)	100,000	101,826
BX Commercial Mortgage Trust 21-SOAR Series 2021-SOAR Class F, CME Term SOFR 1 month Index + 2.4645%, 6.7765% 6/15/2038 (b)(c)(d)	419,957	420,089
BX Commercial Mortgage Trust 21-SOAR Series 2021-SOAR Class J, CME Term SOFR 1 month Index + 3.8645%, 8.1765% 6/15/2038 (b)(c)(d)	526,043	524,652
BX Commercial Mortgage Trust Series 2021-CIP Class F, CME Term SOFR 1 month Index + 3.3335%, 7.6455% 12/15/2038 (b)(c)(d)	184,725	184,264
BX Commercial Mortgage Trust Series 2021-PAC Class G, CME Term SOFR 1 month Index + 3.0606%, 7.3726% 10/15/2036 (b)(c)(d)	198,000	196,391
BX Commercial Mortgage Trust Series 2021-VINO Class F, CME Term SOFR 1 month Index + 2.9168%, 7.2288% 5/15/2038 (b)(c)(d)	233,100	233,027
BX Commercial Mortgage Trust Series 2021-VINO Class G, CME Term SOFR 1 month Index + 4.0668%, 8.3788% 5/15/2038 (b)(c)(d)	140,700	139,684
BX Commercial Mortgage Trust Series 2025-SPOT Class E, CME Term SOFR 1 month Index + 3.6902%, 8.0019% 4/15/2040 (b)(c)(d)	250,000	247,998
BX Trust 2019-OC11 Series 2019-OC11 Class E, 4.0755% 12/9/2041 (b)(d)	284,000	260,310
BX Trust 2021-VOL Series 2021-VOLT Class F, CME Term SOFR 1 month Index + 2.5145%, 6.8262% 9/15/2036 (b)(c)(d)	96,883	96,429
BX Trust 2021-VOL Series 2021-VOLT Class G, CME Term SOFR 1 month Index + 2.9645%, 7.2762% 9/15/2036 (b)(c)(d)	101,727	100,201
BX Trust 2024 VLT4 Series 2024-VLT4 Class E, CME Term SOFR 1 month Index + 2.8894%, 7.2012% 7/15/2029 (b)(c)(d)	200,000	198,875
BX Trust 2024 VLT4 Series 2024-VLT4 Class F, CME Term SOFR 1 month Index + 3.9379%, 8.2496% 7/15/2029 (b)(c)(d)	500,000	498,252
BX Trust 2024-FNX Series 2024-FNX Class D, CME Term SOFR 1 month Index + 2.9402%, 7.2519% 11/15/2041 (b)(c)(d)	56,137	56,224
BX Trust 2024-FNX Series 2024-FNX Class E, CME Term SOFR 1 month Index + 3.9387%, 8.2505% 11/15/2041 (b)(c)(d)	189,576	188,756
BX Trust Series 2021-MFM1 Class F, CME Term SOFR 1 month Index + 3.1145%, 7.4265% 1/15/2034 (b)(c)(d)	235,200	234,909
BX Trust Series 2021-MFM1 Class G, CME Term SOFR 1 month Index + 4.0145%, 8.3265% 1/15/2034 (b)(c)(d)	119,000	118,499
BX Trust Series 2022-LBA6 Class F, CME Term SOFR 1 month Index + 3.35%, 7.6618% 1/15/2039 (b)(c)(d)	100,000	99,625
BX Trust Series 2022-LBA6 Class G, CME Term SOFR 1 month Index + 4.2%, 8.5118% 1/15/2039 (b)(c)(d)	100,000	99,695
BX Trust Series 2022-VAMF Class F, CME Term SOFR 1 month Index + 3.299%, 7.6108% 1/15/2039 (b)(c)(d)	157,000	155,599
Citigroup Commercial Mortgage Trust Series 2023-SMRT Class C, 6.0475% 10/12/2040 (b)(d)	250,000	253,107
COMM Mortgage Trust Series 2013-LC6 Class E, 3.5% 1/10/2046 (b)	150,000	138,003
COMM Mortgage Trust Series 2017-CD4 Class C, 4.3497% 5/10/2050 (d)	232,000	213,958
COMM Mortgage Trust Series 2017-CD4 Class D, 3.3% 5/10/2050 (b)	56,000	46,602
Computershare Corporate Trust Series 2020-C58 Class C, 3.162% 7/15/2053	1,000,000	833,432
Cone Trust Series 2024-DFW1 Class E, CME Term SOFR 1 month Index + 3.8885%, 8.2002% 8/15/2041 (b)(c)(d)	200,000	198,480
Credit Suisse Commercial Mortgage Trust Series 2021-SOP2 Class F, CME Term SOFR 1 month Index + 4.4314%, 8.7431% 6/15/2034 (b)(c)(e)	80,000	35,680
CSAIL Commercial Mortgage Trust Series 2019-C16 Class C, 4.2371% 6/15/2052 (d)	750,000	709,063
ELP Commercial Mortgage Trust Series 2021-ELP Class F, CME Term SOFR 1 month Index + 2.7815%, 7.0935% 11/15/2038 (b)(c)(d)	478,443	477,845
ELP Commercial Mortgage Trust Series 2021-ELP Class J, CME Term SOFR 1 month Index + 3.7294%, 8.0414% 11/15/2038 (b)(c)(d)	209,756	208,536
EQT Trust Series 2024-EXTR Class B, 1 month U.S. LIBOR + 0%, 5.6546% 7/5/2041 (b)(c)(d)	200,000	203,298
GS Mortgage Securities Trust Series 2011-GC5 Class E, 5.2946% 8/10/2044 (b)(d)(e)	63,000	18,963
GS Mortgage Securities Trust Series 2011-GC5 Class F, 4.5% 8/10/2044 (b)(e)	42,000	126
GS Mortgage Securities Trust Series 2024-RVR Class A, 5.3716% 8/10/2041 (b)(d)	200,000	202,190
Hilton USA Trust Series 2016-HHV Class E, 4.3333% 11/5/2038 (b)(d)	900,000	875,927
Hilton USA Trust Series 2016-HHV Class F, 4.3333% 11/5/2038 (b)(d)	163,000	156,938
JPMBB Commercial Mortgage Securities Trust Series 2014-C23 Class UH5, 4.7094% 9/15/2047 (b)	54,000	53,002
JPMorgan Chase Commercial Mortgage Securities Trust Series 2011-C3 Class E, 5.7096% 2/15/2046 (b)(d)	200,000	136,088
JPMorgan Chase Commercial Mortgage Securities Trust Series 2012-CBX Class G, 4% 6/15/2045 (b)(e)	151,000	85,155
JPMorgan Chase Commercial Mortgage Securities Trust Series 2021-MHC Class F, CME Term SOFR 1 month Index + 3.3145%, 7.6265% 4/15/2038 (b)(c)(d)	210,000	210,131
JPMorgan Chase Commercial Mortgage Securities Trust Series 2024-OMNI Class E, 5.9904% 10/5/2039 (b)(d)	100,000	97,620
KNDR Trust Series 2021-KIND Class F, CME Term SOFR 1 month Index + 4.0645%, 8.38% 8/15/2038 (b)(c)(d)	99,185	97,818
MHC Commercial Mortgage Trust Series 2021-MHC Class F, CME Term SOFR 1 month Index + 2.7154%, 7.0274% 4/15/2038 (b)(c)(d)	80,000	80,000
MHC Commercial Mortgage Trust Series 2021-MHC Class G, CME Term SOFR 1 month Index + 3.3154%, 7.6274% 4/15/2038 (b)(c)(d)	160,000	160,000
MHP Commercial Mortgage Trust Series 2021-STOR Class G, CME Term SOFR 1 month Index + 2.8645%, 7.1765% 7/15/2038 (b)(c)(d)	105,000	104,935
MHP Commercial Mortgage Trust Series 2021-STOR Class J, CME Term SOFR 1 month Index + 4.0645%, 8.3765% 7/15/2038 (b)(c)(d)	100,000	99,731
MHP Commercial Mortgage Trust Series 2022-MHIL Class F, CME Term SOFR 1 month Index + 3.2592%, 7.571% 1/15/2039 (b)(c)(d)	80,000	79,825
Morgan Stanley Cap I Tr 2020-L4 Series 2020-L4 Class C, 3.536% 2/15/2053	542,000	480,477
Morgan Stanley Capital I Trust Series 2011-C2 Class D, 5.385% 6/15/2044 (b)(d)	126,251	125,001
Morgan Stanley Capital I Trust Series 2011-C2 Class XB, 0.5307% 6/15/2044 (b)(d)(f)	5,045,312	18,262
Morgan Stanley Capital I Trust Series 2011-C3 Class G, 5.106% 7/15/2049 (b)(d)	112,000	102,745
Morgan Stanley Capital I Trust Series 2017-H1 Class C, 4.281% 6/15/2050	231,000	213,959
Morgan Stanley Capital I Trust Series 2021-L5 Class C, 3.156% 5/15/2054	513,000	444,197
Morgan Stanley Capital I Trust Series 2024-NSTB Class B, 3.9% 9/24/2057 (b)(d)	162,000	152,335
MSWF Commercial Mortgage Trust Series 2023-1 Class B, 6.9056% 5/15/2056 (d)	250,000	266,711
NXPT Commercial Mortgage Trust Series 2024-STOR Class E, 6.7033% 11/5/2041 (b)(d)	224,000	225,835
OPEN Trust Series 2023-AIR Class D, CME Term SOFR 1 month Index + 6.6838%, 11.0125% 11/15/2040 (b)(c)(d)	200,000	200,125
PKHL Commercial Mortgage Trust Series 2021-MF Class E, CME Term SOFR 1 month Index + 2.7145%, 7.0265% 7/15/2038 (b)(c)(d)(e)	100,000	58,603
PKHL Commercial Mortgage Trust Series 2021-MF Class G, CME Term SOFR 1 month Index + 4.4645%, 8.7765% 7/15/2038 (b)(c)(d)(e)	100,000	45,140
Prima Capital CRE Securitization Ltd Series 2020-8A Class C, 3% 12/26/2070 (b)	350,000	291,725
Providence Place Group LP Series 2000-C1 Class A2, 7.75% 7/20/2028 (b)	121,123	123,373
ROCK Trust Series 2024-CNTR Class E, 8.8191% 11/13/2041 (b)	158,000	166,204
SELF Commercial Mortgage Trust Series 2024-STRG Class D, CME Term SOFR 1 month Index + 2.9403%, 7.2521% 11/15/2034 (b)(c)(d)	100,000	100,776
SELF Commercial Mortgage Trust Series 2024-STRG Class E, CME Term SOFR 1 month Index + 4.1885%, 8.5003% 11/15/2034 (b)(c)(d)	100,000	99,730
SG Commercial Mortgage Securities Trust Series 2020-COVE Class F, 3.8518% 3/15/2037 (b)(d)	150,000	117,119
SHR Trust Series 2024-LXRY Class D, CME Term SOFR 1 month Index + 3.6%, 7.9118% 10/15/2041 (b)(c)(d)	112,000	111,930
SREIT Trust Series 2021-IND Class G, CME Term SOFR 1 month Index + 3.3803%, 7.6923% 10/15/2038 (b)(c)(d)	198,000	195,530
SREIT Trust Series 2021-MFP Class G, CME Term SOFR 1 month Index + 3.0883%, 7.4% 11/15/2038 (b)(c)(d)	105,694	105,672
SREIT Trust Series 2021-MFP2 Class F, CME Term SOFR 1 month Index + 2.7327%, 7.0447% 11/15/2036 (b)(c)(d)	100,000	100,063
SREIT Trust Series 2021-MFP2 Class J, CME Term SOFR 1 month Index + 4.03%, 8.342% 11/15/2036 (b)(c)(d)	128,000	126,833
SREIT Trust Series 2021-PALM Class G, CME Term SOFR 1 month Index + 3.7306%, 8.0426% 10/15/2034 (b)(c)(d)	164,000	163,709
STWD Trust Series 2021-LIH Class F, CME Term SOFR 1 month Index + 3.6655%, 7.977% 11/15/2036 (b)(c)(d)	100,000	99,298
STWD Trust Series 2021-LIH Class G, CME Term SOFR 1 month Index + 4.3145%, 8.626% 11/15/2036 (b)(c)(d)	42,000	41,487
SWCH Commercial Mortgage Trust Series 2025-DATA Class F, CME Term SOFR 1 month Index + 4.2389%, 8.5507% 2/15/2042 (b)(c)(d)	100,000	98,890
Wells Fargo Commercial Mortgage Trust Series 2018-C44 Class D, 3% 5/15/2051 (b)	535,000	413,655
Wells Fargo Commercial Mortgage Trust Series 2019-C52 Class B, 3.375% 8/15/2052	785,000	710,762
Wells Fargo Commercial Mortgage Trust Series 2019-C52 Class C, 3.561% 8/15/2052	100,000	84,237
WF-RBS Commercial Mortgage Trust Series 2013-C11 Class E, 4.2014% 3/15/2045 (b)(d)	220,000	150,050
WFCM Series 2022-C62 Class C, 4.3483% 4/15/2055 (d)	500,000	430,757
WFCM Series 2022-C62 Class D, 2.5% 4/15/2055 (b)	294,000	200,014
WP Glimcher Mall Trust Series 2015-WPG Class PR1, 3.6332% 6/5/2035 (b)(d)	140,000	130,550
TOTAL UNITED STATES		21,610,138
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $21,968,525)		21,610,138

Common Stocks - 15.5%
	Shares	Value ($)
AUSTRALIA - 0.7%
Materials - 0.7%
Metals & Mining - 0.7%
BHP Group Ltd	58,351	1,403,784
Glencore PLC	461,800	1,799,470

TOTAL AUSTRALIA		3,203,254
AUSTRIA - 0.2%
Materials - 0.2%
Paper & Forest Products - 0.2%
Mondi PLC	66,412	1,084,353
BRAZIL - 1.0%
Materials - 1.0%
Chemicals - 0.2%
Yara International ASA	27,200	1,003,869
Metals & Mining - 0.8%
Gerdau SA	154,800	455,872
Vale SA	185,200	1,794,700
Wheaton Precious Metals Corp	16,710	1,502,704
		3,753,276
TOTAL BRAZIL		4,757,145
CANADA - 3.2%
Energy - 0.7%
Oil, Gas & Consumable Fuels - 0.7%
Cameco Corp	10,800	802,059
Cameco Corp (United States)	2,557	189,806
Canadian Natural Resources Ltd	46,530	1,462,446
Imperial Oil Ltd	11,500	913,582
South Bow Corp	798	20,715
		3,388,608
Industrials - 0.0%
Ground Transportation - 0.0%
Canadian Pacific Kansas City Ltd (United States)	527	41,775
Materials - 2.5%
Chemicals - 0.8%
Nutrien Ltd	67,310	3,922,195
Metals & Mining - 1.5%
Agnico Eagle Mines Ltd/CA	18,500	2,204,105
Alamos Gold Inc Class A	34,370	914,178
Algoma Steel Group Inc (United States)	128,500	885,364
Franco-Nevada Corp	9,810	1,610,591
Teck Resources Ltd Class B	36,830	1,489,428
		7,103,666
Paper & Forest Products - 0.2%
West Fraser Timber Co Ltd	14,760	1,082,382
TOTAL MATERIALS		12,108,243

TOTAL CANADA		15,538,626
CHILE - 0.3%
Materials - 0.3%
Metals & Mining - 0.3%
Antofagasta PLC	22,000	546,438
Lundin Mining Corp	85,300	897,005

TOTAL CHILE		1,443,443
CHINA - 0.1%
Industrials - 0.0%
Transportation Infrastructure - 0.0%
Beijing Capital International Airport Co Ltd H Shares (g)	150,201	56,637
Materials - 0.1%
Metals & Mining - 0.1%
MMG Ltd (g)	1,000,000	487,901
TOTAL CHINA		544,538
CONGO DEMOCRATIC REPUBLIC OF - 0.1%
Materials - 0.1%
Metals & Mining - 0.1%
Ivanhoe Mine Ltd Class A (g)	52,800	396,654
FINLAND - 0.4%
Materials - 0.4%
Paper & Forest Products - 0.4%
UPM-Kymmene Oyj	67,880	1,853,668
FRANCE - 0.0%
Utilities - 0.0%
Multi-Utilities - 0.0%
Engie SA	3,081	72,412
GERMANY - 0.0%
Utilities - 0.0%
Multi-Utilities - 0.0%
E.ON SE	4,220	77,756
ITALY - 0.0%
Utilities - 0.0%
Electric Utilities - 0.0%
Enel SpA	7,607	72,196
MEXICO - 0.0%
Industrials - 0.0%
Transportation Infrastructure - 0.0%
Grupo Aeroportuario del Centro Norte SAB de CV Class B ADR	831	87,671
Grupo Aeroportuario del Pacifico SAB de CV Class B ADR	667	153,157
Grupo Aeroportuario del Sureste SAB de CV Class B ADR	229	73,020

TOTAL MEXICO		313,848
NETHERLANDS - 0.0%
Materials - 0.0%
Chemicals - 0.0%
OCI NV	38,980	352,179
NORWAY - 0.2%
Materials - 0.2%
Metals & Mining - 0.2%
Norsk Hydro ASA	151,600	868,122
SOUTH AFRICA - 0.6%
Materials - 0.6%
Metals & Mining - 0.6%
Anglo American PLC	37,147	1,095,016
Impala Platinum Holdings Ltd (g)	64,600	580,447
Northam Platinum Holdings Ltd	80,450	871,175
Valterra Platinum Ltd (United Kingdom)	4,257	186,988

TOTAL SOUTH AFRICA		2,733,626
SPAIN - 0.1%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Cellnex Telecom SA (b)(h)	2,044	79,589
Industrials - 0.1%
Transportation Infrastructure - 0.1%
Aena SME SA (b)(h)	11,004	293,723
Utilities - 0.0%
Electric Utilities - 0.0%
Iberdrola SA	6,284	120,892
TOTAL SPAIN		494,204
TAIWAN - 0.0%
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
Taiwan Semiconductor Manufacturing Co Ltd ADR	690	156,278
UNITED KINGDOM - 0.3%
Materials - 0.2%
Metals & Mining - 0.2%
Anglogold Ashanti Plc (South Africa)	18,000	814,302
Utilities - 0.1%
Electric Utilities - 0.0%
SSE PLC	7,512	189,153
Multi-Utilities - 0.1%
National Grid PLC	16,120	236,620
TOTAL UTILITIES		425,773

TOTAL UNITED KINGDOM		1,240,075
UNITED STATES - 8.0%
Consumer Staples - 1.2%
Food Products - 1.2%
Archer-Daniels-Midland Co	70,620	3,727,324
Bunge Global SA	26,970	2,165,151
		5,892,475
Energy - 4.0%
Oil, Gas & Consumable Fuels - 4.0%
Antero Resources Corp (g)	18,071	727,900
BP PLC	251,300	1,252,051
Centrus Energy Corp Class A (g)	288	52,756
Cheniere Energy Inc	1,055	256,914
Chevron Corp	21,500	3,078,585
Core Natural Resources Inc	7,356	513,007
Diamondback Energy Inc	7,300	1,003,020
Exxon Mobil Corp	56,030	6,040,035
Hess Corp	5,900	817,386
Navigator Holdings Ltd	30,700	434,405
Occidental Petroleum Corp	16,400	688,964
Ovintiv Inc	18,920	719,906
Shell PLC	107,736	3,758,861
Targa Resources Corp	458	79,729
Williams Cos Inc/The	2,262	142,076
		19,565,595
Industrials - 0.1%
Aerospace & Defense - 0.0%
BWX Technologies Inc	267	38,464
Commercial Services & Supplies - 0.0%
GFL Environmental Inc Subordinate Voting Shares (United States)	1,684	84,975
Waste Connections Inc (United States)	254	47,427
		132,402
Construction & Engineering - 0.0%
Ferrovial SE	1,388	74,000
Quanta Services Inc	169	63,895
		137,895
Electrical Equipment - 0.1%
GE Vernova Inc	428	226,476
Ground Transportation - 0.0%
Norfolk Southern Corp	308	78,839
Union Pacific Corp	404	92,952
		171,791
TOTAL INDUSTRIALS		707,028

Information Technology - 0.2%
Semiconductors & Semiconductor Equipment - 0.2%
Advanced Micro Devices Inc (g)	960	136,224
Astera Labs Inc (g)	841	76,043
Broadcom Inc	791	218,039
First Solar Inc (g)	203	33,605
NVIDIA Corp	3,358	530,530
		994,441
Materials - 2.0%
Chemicals - 1.5%
CF Industries Holdings Inc	9,100	837,200
Corteva Inc	83,620	6,232,199
		7,069,399
Containers & Packaging - 0.1%
International Paper Co	7,120	333,429
Smurfit WestRock PLC (United Kingdom)	7,870	339,423
		672,852
Metals & Mining - 0.4%
Ivanhoe Electric Inc / US (g)	45,000	408,150
Nucor Corp	7,600	984,504
Steel Dynamics Inc	5,600	716,856
		2,109,510
TOTAL MATERIALS		9,851,761

Real Estate - 0.0%
Health Care REITs - 0.0%
Welltower Inc	448	68,871
Specialized REITs - 0.0%
American Tower Corp	227	50,172
TOTAL REAL ESTATE		119,043

Utilities - 0.5%
Electric Utilities - 0.3%
Constellation Energy Corp	1,035	334,057
Duke Energy Corp	1,739	205,202
Entergy Corp	1,720	142,966
Evergy Inc	1,004	69,206
Exelon Corp	4,147	180,063
NextEra Energy Inc	5,407	375,354
NRG Energy Inc	229	36,772
PG&E Corp	7,263	101,246
TXNM Energy Inc	1,153	64,937
		1,509,803
Independent Power and Renewable Electricity Producers - 0.1%
AES Corp/The	3,024	31,812
Vistra Corp	1,725	334,323
		366,135
Multi-Utilities - 0.1%
Ameren Corp	494	47,444
CenterPoint Energy Inc	3,853	141,559
NiSource Inc	905	36,508
Sempra	3,782	286,562
		512,073
TOTAL UTILITIES		2,388,011

TOTAL UNITED STATES		39,518,354
ZAMBIA - 0.3%
Materials - 0.3%
Metals & Mining - 0.3%
First Quantum Minerals Ltd (g)	82,645	1,468,098
TOTAL COMMON STOCKS (Cost $66,883,302)		76,188,829

Convertible Preferred Stocks - 0.5%
	Shares	Value ($)
UNITED STATES - 0.5%
Financials - 0.5%
Mortgage Real Estate Investment Trusts (REITs) - 0.5%
AGNC Investment Corp CME Term SOFR 3 month Index + 4.9586%, 0% (c)(d)	7,000	175,910
AGNC Investment Corp CME Term SOFR 3 month Index + 4.993%, 0% (c)(d)	17,400	443,874
Annaly Capital Management Inc CME Term SOFR 3 month Index + 5.2506%, 0% (c)(d)	8,600	216,805
Chimera Investment Corp CME Term SOFR 3 month Index + 5.5995%, 10.9014% (c)(d)	5,000	121,000
Chimera Investment Corp Series B, CME Term SOFR 3 month Index + 6.0526%, 11.3508% (c)(d)	10,787	262,556
Dynex Capital Inc Series C, CME Term SOFR 3 month Index + 5.7226%, 9.9787% (c)(d)	23,400	600,912
Rithm Capital Corp CME Term SOFR 3 month Index + 5.2306%, 0% (c)(d)	10,300	252,968
Rithm Capital Corp CME Term SOFR 3 month Index + 5.802%, 7.5% (c)(d)	9,958	252,540
Rithm Capital Corp CME Term SOFR 3 month Index + 5.9016%, 7.125% (c)(d)	6,200	156,302
		2,482,867
Real Estate - 0.0%
Hotel & Resort REITs - 0.0%
Braemar Hotels & Resorts Inc 5.5%	2,700	35,586
RLJ Lodging Trust Series A,1.95%	400	9,456
		45,042
TOTAL UNITED STATES		2,527,909
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $2,163,904)		2,527,909

Domestic Equity Funds - 23.5%
	Shares	Value ($)
Fidelity Commodity Strategy Central Fund (i)	760,586	70,749,739
Fidelity Real Estate Equity Central Fund (i)	335,561	44,874,520
TOTAL DOMESTIC EQUITY FUNDS (Cost $124,364,136)		115,624,259

Fixed-Income Funds - 25.4%
	Shares	Value ($)
Fidelity Floating Rate Central Fund (i) (Cost $127,168,504)	1,293,090	124,653,872

Non-Convertible Corporate Bonds - 3.9%
	Principal Amount (a)	Value ($)
UNITED KINGDOM - 0.1%
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
EG Global Finance PLC 12% 11/30/2028 (b)	250,000	275,955
UNITED STATES - 3.8%
Consumer Discretionary - 0.3%
Hotels, Restaurants & Leisure - 0.2%
Hilton Domestic Operating Co Inc 4% 5/1/2031 (b)	350,000	329,079
Hilton Grand Vacations Borrower LLC / Hilton Grand Vacations Borrower Inc 4.875% 7/1/2031 (b)	395,000	363,976
Hyatt Hotels Corp 5.5% 6/30/2034	100,000	99,938
Las Vegas Sands Corp 6% 6/14/2030	100,000	103,167
Times Square Hotel Trust 8.528% 8/1/2026 (b)	81,845	82,062
		978,222
Household Durables - 0.1%
LGI Homes Inc 4% 7/15/2029 (b)	170,000	152,113
Tri Pointe Homes Inc 5.25% 6/1/2027	100,000	100,435
		252,548
TOTAL CONSUMER DISCRETIONARY		1,230,770

Health Care - 0.0%
Health Care Providers & Services - 0.0%
Sabra Health Care LP 3.2% 12/1/2031	250,000	222,781
Real Estate - 3.5%
Diversified REITs - 0.8%
GLP Capital LP / GLP Financing II Inc 3.25% 1/15/2032	250,000	220,029
GLP Capital LP / GLP Financing II Inc 4% 1/15/2031	500,000	471,276
GLP Capital LP / GLP Financing II Inc 5.3% 1/15/2029	1,000,000	1,011,088
GLP Capital LP / GLP Financing II Inc 5.625% 9/15/2034	100,000	99,642
GLP Capital LP / GLP Financing II Inc 6.25% 9/15/2054	100,000	97,615
Safehold GL Holdings LLC 6.1% 4/1/2034	500,000	520,436
Uniti Group LP / Uniti Fiber Holdings Inc / CSL Capital LLC 6% 1/15/2030 (b)	105,000	98,364
Uniti Group LP / Uniti Group Finance 2019 Inc / CSL Capital LLC 10.5% 2/15/2028 (b)	185,000	196,108
Uniti Group LP / Uniti Group Finance 2019 Inc / CSL Capital LLC 6.5% 2/15/2029 (b)	195,000	188,473
Vici Properties LP / Vici Note Co Inc 4.625% 12/1/2029 (b)	500,000	491,219
VICI Properties LP 5.125% 5/15/2032	750,000	747,239
		4,141,489
Health Care REITs - 0.3%
MPT Operating Partnership LP / MPT Finance Corp 4.625% 8/1/2029	915,000	720,924
MPT Operating Partnership LP / MPT Finance Corp 8.5% 2/15/2032 (b)	75,000	78,492
Omega Healthcare Investors Inc 3.375% 2/1/2031	500,000	457,537
Omega Healthcare Investors Inc 4.5% 4/1/2027	83,000	83,165
Ventas Realty LP 4.75% 11/15/2030	250,000	250,962
		1,591,080
Hotel & Resort REITs - 0.0%
Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co-Issuer 7% 2/1/2030 (b)	40,000	41,138
RHP Hotel Properties LP / RHP Finance Corp 6.5% 6/15/2033 (b)	65,000	66,868
		108,006
Industrial REITs - 0.0%
Prologis LP 5% 3/15/2034	176,000	176,447
Real Estate Management & Development - 0.2%
Americold Realty Operating Partnership LP 5.409% 9/12/2034	150,000	146,816
Americold Realty Operating Partnership LP 5.6% 5/15/2032	250,000	251,224
Cushman & Wakefield US Borrower LLC 6.75% 5/15/2028 (b)	285,000	287,434
Extra Space Storage LP 2.35% 3/15/2032	500,000	424,227
		1,109,701
Residential REITs - 0.8%
American Homes 4 Rent LP 2.375% 7/15/2031	750,000	653,076
American Homes 4 Rent LP 3.625% 4/15/2032	1,000,000	922,699
Invitation Homes Operating Partnership LP 2% 8/15/2031	750,000	638,587
Invitation Homes Operating Partnership LP 4.15% 4/15/2032	1,000,000	946,603
Sun Communities Operating LP 2.7% 7/15/2031	1,000,000	886,228
Sun Communities Operating LP 4.2% 4/15/2032	4,000	3,785
		4,050,978
Retail REITs - 0.4%
Agree LP 5.625% 6/15/2034	3,000	3,075
Brixmor Operating Partnership LP 4.05% 7/1/2030	350,000	339,540
CBL & Associates LP 5.95% (e)(j)	132,000	0
Phillips Edison Grocery Center Operating Partnership I LP 5.75% 7/15/2034	500,000	514,283
Realty Income Corp 4% 7/15/2029	250,000	246,815
Realty Income Corp 5.125% 2/15/2034	250,000	252,795
Simon Property Group LP 4.75% 9/26/2034	500,000	486,797
		1,843,305
Specialized REITs - 1.0%
American Tower Corp 4.05% 3/15/2032	750,000	717,252
Crown Castle Inc 2.25% 1/15/2031	1,250,000	1,087,458
Crown Castle Inc 2.5% 7/15/2031	500,000	436,288
Crown Castle Inc 3.8% 2/15/2028	100,000	98,197
EPR Properties 3.6% 11/15/2031	250,000	227,089
EPR Properties 4.95% 4/15/2028	250,000	249,514
Equinix Inc 3.9% 4/15/2032	250,000	236,781
Public Storage Operating Co 5.1% 8/1/2033	500,000	513,022
SBA Communications Corp 3.125% 2/1/2029	500,000	472,239
Weyerhaeuser Co 4% 4/15/2030	250,000	243,839
		4,281,679
TOTAL REAL ESTATE		17,302,685

TOTAL UNITED STATES		18,756,236
TOTAL NON-CONVERTIBLE CORPORATE BONDS (Cost $19,171,451)		19,032,191

Non-Convertible Preferred Stocks - 1.7%
	Shares	Value ($)
UNITED STATES - 1.7%
Financials - 0.6%
Capital Markets - 0.1%
DigitalBridge Group Inc 7.125% Series J	10,900	227,482
DigitalBridge Group Inc Series H, 7.125%	11,030	228,652
DigitalBridge Group Inc Series I, 7.15%	11,100	227,661
		683,795
Mortgage Real Estate Investment Trusts (REITs) - 0.5%
AGNC Investment Corp 7.75% Series G (d)	16,000	398,080
AGNC Investment Corp CME Term SOFR 3 month Index + 5.111%, 10.3713% (c)(d)	14,200	361,958
Annaly Capital Management Inc CME Term SOFR 3 month Index + 4.4336%, 0% (c)(d)	23,000	569,480
Annaly Capital Management Inc CME Term SOFR 3 month Index + 4.993%, 10.1521% (c)(d)	8,800	221,672
Arbor Realty Trust Inc 6.25% (d)	13,000	264,420
Arbor Realty Trust Inc 6.375%	1,500	25,710
ARMOUR Residential REIT Inc 7%	1,000	20,660
Chimera Investment Corp Series C, 7.75% (d)	7,100	162,306
Ellington Financial Inc Series A 3 month U.S. LIBOR + 5.196%, 0% (c)(d)	2,000	49,340
Pennymac Mortgage Investment Trust 3 month U.S. Treasury Index + 8%, 0% (c)(d)	4,200	97,230
Pennymac Mortgage Investment Trust 6.75%	1,300	24,310
Pennymac Mortgage Investment Trust 8.125% (d)	2,000	47,040
Rithm Capital Corp 7% Series D (d)	2,700	64,638
Two Harbors Investment Corp 7.625% Series B (d)	6,320	141,694
Two Harbors Investment Corp 8.125% Series A (d)	6,938	159,783
		2,608,321
TOTAL FINANCIALS		3,292,116

Real Estate - 1.1%
Diversified REITs - 0.3%
Armada Hoffler Properties Inc 6.75%	6,000	129,660
CTO Realty Growth Inc 6.375%	1,000	20,620
Gladstone Commercial Corp 6.625%	3,600	86,112
Gladstone Commercial Corp Series G, 6%	18,200	371,280
Global Net Lease Inc 6.875% Series B	2,200	45,870
Global Net Lease Inc 7.25% Series A	9,300	203,949
Global Net Lease Inc 7.375% Series E	10,000	222,820
Global Net Lease Inc 7.5%	16,700	385,353
		1,465,664
Health Care REITs - 0.0%
Global Medical REIT Inc 7.5% Series A	2,100	52,647
National Healthcare Properties Inc Series A, 7.375%	4,200	62,958
National Healthcare Properties Inc Series B, 7.125%	2,000	29,460
		145,065
Hotel & Resort REITs - 0.4%
DiamondRock Hospitality Co 8.25%	11,337	277,757
Pebblebrook Hotel Trust 6.3% Series F	10,273	179,058
Pebblebrook Hotel Trust 6.375%	17,200	299,624
Pebblebrook Hotel Trust 6.375% Series E	8,700	153,120
Pebblebrook Hotel Trust Series H, 5.7%	10,600	170,448
Sotherly Hotels Inc 7.875% Series C	1,700	27,200
Summit Hotel Properties Inc Series E, 6.25%	6,800	120,496
Summit Hotel Properties Inc Series F, 5.875%	4,000	70,600
Sunstone Hotel Investors Inc Series H, 6.125%	3,500	70,595
Sunstone Hotel Investors Inc Series I, 5.7%	9,600	177,216
		1,546,114
Industrial REITs - 0.0%
Rexford Industrial Realty Inc 5.625% Series C	4,400	93,148
Rexford Industrial Realty Inc 5.875% Series B	1,200	26,874
		120,022
Office REITs - 0.1%
Hudson Pacific Properties Inc 4.75% Series C	18,100	269,328
Vornado Realty Trust Series L, 5.4%	1,000	17,080
		286,408
Residential REITs - 0.0%
American Homes 4 Rent 5.875% Series G	5,200	118,300
UMH Properties Inc 6.375% Series D	3,900	85,410
		203,710
Retail REITs - 0.2%
Agree Realty Corp 4.25%	1,500	25,485
Cedar Realty Trust Inc 7.25%	415	6,549
Kimco Realty Corp 5.125%	11,600	228,172
Kimco Realty Corp 5.25%	16,500	332,475
Regency Centers Corp 5.875%	2,000	44,880
Regency Centers Corp 6.25% Series A	4,500	106,695
Saul Centers Inc 6.125% Series D	1,300	27,235
		771,491
Specialized REITs - 0.1%
Digital Realty Trust Inc 5.25%	5,800	121,916
Digital Realty Trust Inc Series L, 5.2%	12,700	253,619
National Storage Affiliates Trust Series A, 6%	200	4,480
Public Storage Operating Co 4%	2,300	36,202
Public Storage Operating Co 4%	1,200	18,912
Public Storage Operating Co 5.05% Series G	6,000	120,000
Public Storage Operating Co 5.15% Series F	3,200	65,088
Public Storage Operating Co Series MM, 4.125%	1,000	16,530
		636,747
TOTAL REAL ESTATE		5,175,221

TOTAL UNITED STATES		8,467,337
TOTAL NON-CONVERTIBLE PREFERRED STOCKS (Cost $9,484,495)		8,467,337

U.S. Treasury Obligations - 23.9%
	Yield (%) (k)	Principal Amount (a)	Value ($)
US Treasury Bonds Inflation-Indexed 0.125% 2/15/2051	-0.41 to 2.20	1,532,807	835,708
US Treasury Bonds Inflation-Indexed 0.125% 2/15/2052	-0.15 to 2.64	2,431,522	1,299,503
US Treasury Bonds Inflation-Indexed 0.625% 2/15/2043	-0.53 to 2.54	1,823,657	1,356,485
US Treasury Bonds Inflation-Indexed 0.75% 2/15/2042	-0.44 to 2.42	251,285	195,280
US Treasury Bonds Inflation-Indexed 0.75% 2/15/2045	-0.38 to 2.67	1,893,583	1,383,564
US Treasury Bonds Inflation-Indexed 0.875% 2/15/2047	-0.39 to 2.41	1,293,059	937,620
US Treasury Bonds Inflation-Indexed 1% 2/15/2046	-0.28 to 2.46	423,764	321,349
US Treasury Bonds Inflation-Indexed 1% 2/15/2048	-0.38 to 2.37	935,340	688,499
US Treasury Bonds Inflation-Indexed 1% 2/15/2049	-0.40 to 1.67	1,886,763	1,370,152
US Treasury Bonds Inflation-Indexed 1.375% 2/15/2044	-0.50 to 1.54	3,152,071	2,648,664
US Treasury Bonds Inflation-Indexed 1.5% 2/15/2053	1.57 to 2.42	1,618,785	1,283,238
US Treasury Bonds Inflation-Indexed 2.125% 2/15/2040	-0.60 to 1.00	748,037	738,888
US Treasury Bonds Inflation-Indexed 2.125% 2/15/2041	-0.54 to 2.29	1,589,395	1,556,690
US Treasury Bonds Inflation-Indexed 2.125% 2/15/2054	2.05 to 2.07	1,160,239	1,062,599
US Treasury Bonds Inflation-Indexed 2.375% 1/15/2027	-1.82 to 2.47	2,308,164	2,346,836
US Treasury Bonds Inflation-Indexed 2.375% 2/15/2055	2.19	656,737	635,433
US Treasury Bonds Inflation-Indexed 2.5% 1/15/2029	-1.54 to 1.74	924,885	962,433
US Treasury Bonds Inflation-Indexed 3.375% 4/15/2032	-1.05 to 1.87	903,650	1,006,179
US Treasury Bonds Inflation-Indexed 3.625% 4/15/2028	-1.61 to 1.92	1,765,226	1,877,206
US Treasury Bonds Inflation-Indexed 3.875% 4/15/2029	1.82	1,014,723	1,107,944
US Treasury Notes Inflation-Indexed 0.125% 1/15/2030	-1.19 to 2.04	4,193,157	3,957,993
US Treasury Notes Inflation-Indexed 0.125% 1/15/2031	-1.15 to 1.92	3,462,847	3,209,259
US Treasury Notes Inflation-Indexed 0.125% 1/15/2032	-0.90 to 2.47	3,865,248	3,504,448
US Treasury Notes Inflation-Indexed 0.125% 10/15/2026	-1.93 to 0.80	2,259,892	2,233,922
US Treasury Notes Inflation-Indexed 0.125% 4/15/2027	-0.44 to 2.13	4,646,976	4,549,795
US Treasury Notes Inflation-Indexed 0.125% 7/15/2026	-2.05 to 1.16	2,793,053	2,768,872
US Treasury Notes Inflation-Indexed 0.125% 7/15/2030	-1.29 to 2.17	3,681,001	3,458,644
US Treasury Notes Inflation-Indexed 0.125% 7/15/2031	-1.17 to 1.99	4,040,734	3,719,524
US Treasury Notes Inflation-Indexed 0.25% 7/15/2029	-1.43 to 1.85	4,104,735	3,942,433
US Treasury Notes Inflation-Indexed 0.375% 1/15/2027	-1.87 to 1.53	2,978,749	2,938,033
US Treasury Notes Inflation-Indexed 0.375% 7/15/2027	-1.79 to 1.88	2,936,247	2,896,619
US Treasury Notes Inflation-Indexed 0.5% 1/15/2028	-1.66 to 1.98	5,861,489	5,752,790
US Treasury Notes Inflation-Indexed 0.625% 7/15/2032	0.09 to 1.97	4,239,744	3,956,014
US Treasury Notes Inflation-Indexed 0.75% 7/15/2028	-1.44 to 1.83	3,816,048	3,769,883
US Treasury Notes Inflation-Indexed 0.875% 1/15/2029	-1.49 to 1.72	2,798,823	2,755,721
US Treasury Notes Inflation-Indexed 1.125% 1/15/2033	1.15 to 2.28	4,135,450	3,953,152
US Treasury Notes Inflation-Indexed 1.25% 4/15/2028	1.27	2,267,340	2,263,283
US Treasury Notes Inflation-Indexed 1.375% 7/15/2033	1.57 to 2.23	4,394,042	4,268,794
US Treasury Notes Inflation-Indexed 1.625% 10/15/2027	1.46 to 1.84	2,328,300	2,357,437
US Treasury Notes Inflation-Indexed 1.625% 10/15/2029	1.77 to 1.99	2,132,815	2,159,449
US Treasury Notes Inflation-Indexed 1.625% 4/15/2030	1.41 to 1.61	4,061,233	4,091,280
US Treasury Notes Inflation-Indexed 1.75% 1/15/2034	1.69 to 2.13	3,923,974	3,891,360
US Treasury Notes Inflation-Indexed 1.875% 7/15/2034	1.60 to 2.03	4,794,822	4,800,764
US Treasury Notes Inflation-Indexed 2.125% 1/15/2035	1.83 to 2.12	4,767,385	4,847,606
US Treasury Notes Inflation-Indexed 2.125% 4/15/2029	1.87 to 2.29	4,133,003	4,244,733
US Treasury Notes Inflation-Indexed 2.375% 10/15/2028	1.67 to 2.43	3,267,701	3,389,940
TOTAL U.S. TREASURY OBLIGATIONS (Cost $122,598,541)			117,296,018

Money Market Funds - 1.3%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (l) (Cost $6,608,809)	4.32	6,607,488	6,608,809

TOTAL INVESTMENT IN SECURITIES - 100.7% (Cost $503,786,642)	494,788,852
NET OTHER ASSETS (LIABILITIES) - (0.7)%	(3,248,505)
NET ASSETS - 100.0%	491,540,347

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $19,698,877 or 4.0% of net assets.

(c)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(d)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(e)	Level 3 security
(f)
Interest Only (IO) security represents the right to receive only monthly interest payments on an underlying pool of assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

(g)	Non-income producing
(h)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $373,312 or 0.1% of net assets.

(i)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, other than the Commodity Strategy Central Fund, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(j)	Non-income producing - Security is in default.
(k)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(l)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	7,375,200	71,944,396	72,710,787	206,042	-	-	6,608,809	6,607,488	0.0%
Fidelity Commodity Strategy Central Fund	74,313,297	4,302,291	9,553,249	2,218,772	(1,929,740)	3,617,140	70,749,739	760,586	21.9%
Fidelity Floating Rate Central Fund	126,007,599	13,079,029	12,680,157	7,993,878	(182,489)	(1,570,110)	124,653,872	1,293,090	6.4%
Fidelity Real Estate Equity Central Fund	46,489,288	8,872,082	7,035,880	943,498	540,077	(3,991,047)	44,874,520	335,561	5.3%
Fidelity Securities Lending Cash Central Fund	966,947	4,533,826	5,500,773	5,922	-	-	-	-	0.0%
Total	255,152,331	102,731,624	107,480,846	11,368,112	(1,572,152)	(1,944,017)	246,886,940

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities.  U.S. Treasury Obligations and Non-Convertible Corporate Bonds are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.  Asset-Backed Securities and Commercial Mortgage Securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.  When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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